SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated events through May 13, 2026, the filing date of this Form 10-Q, and determined that there have been no subsequent events that occurred that would require adjustments to our disclosures in these unaudited condensed interim financial statements, except as discussed below.

On April 16, 2026, the Company entered into a letter agreement with an investor relations firm pursuant to which the firm agreed to provide investor relations services to the Company for an initial term of three months, automatically extending thereafter until either party provides the other at least 30 days’ notice of termination. Pursuant to the agreement we agreed to pay the service provider $6,000 a month in cash and 19,149 shares of restricted common stock of the Company, issuable 1/4th upon execution of the agreement, which shares the Company is in the process of issuing and the remaining 3/4th of the shares at the rate of 1/3rd of such shares on each of June 30, 2026, September 30, 2026 and December 31, 2026, to the extent the agreement remains in place and the service provider is still providing services to the Company on such dates. The agreement contains customary representations of the parties and confidentiality obligations of the service provider and requires us to indemnify the service provider against certain claims and liabilities in connection with the services, subject to customary exceptions.

On April 28, 2026, the Company entered into a Subscription Agreement with Investments AKA, LLC, a limited liability company indirectly controlled by former professional tennis player Andre K. Agassi, 8-time Grand Slam winner, and the Company’s largest stockholder (“Investments AKA”), pursuant to which Investments AKA purchased an aggregate of 50,000 shares of restricted common stock from the Company, for $5.00 per share, or a total of $250,000. The Subscription Agreement included customary representations and warranties of AKA and the Company and piggyback registration rights.

On April 27, 2026, the Company granted warrants to purchase 50,000 shares of common stock of the Company to a financial advisor in consideration for services agreed to be rendered. The warrants have an exercise price of $5.00 per share, a term of five years, and cashless exercise rights.

On May 6, 2026, the Board of Directors of the Company, pursuant to the terms of his employment agreement, granted Ronald S. Boreta, 300,000 restricted stock units, settleable in shares of common stock, vesting 1/3 equally on each of December 31, 2026, December 31, 2027, and December 31, 2028 (the “Restricted Stock Units”). The Restricted Stock Units were granted under and subject to the terms of the Company’s 2026 Equity Incentive Plan.

On May 9, 2026, the Company entered into a consulting agreement with an investor relations consulting service provider which has a term of six months. Pursuant to the agreement, the Company agreed to issue the consultant 60,000 shares of restricted common stock, with 10,000 shares earned and issuable each month the agreement is in place. The agreement includes customary representations and warranties of the parties and confidentiality obligations of the consultant, and granted piggyback registration rights to the consultant which remain in place until May 1, 2027.

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated events through March 31, 2026, the filing date of this Annual Report on Form 10-K and determined that there have been no additional subsequent events that occurred that would require adjustments to our disclosures in the financial statements, other than the following:

IBM Agreement and Cloud Services

The Company entered into an Embedded Solution Agreement with International Business Machines Corporation (“International Business”) for cloud integration in its tennis and pickleball mobile application. The agreement involves a non-refundable $500,000 commitment for the first year ending January 31, 2027, and a subsequent $3,300,000 commitment through January 31, 2031, which becomes non-refundable unless terminated by December 31, 2026. The Company is also eligible for up to $250,000 in discretionary cloud credits for development and testing. The arrangement includes an initial one-year term with an automatic four-year renewal, subject to the Company’s termination rights, and provides for technical support and eventual month-to-month continuity.

Consultant Warrant Issuance

On February 3, 2026, the Company granted a third-party consultant warrants to purchase up to 200,000 shares of common stock at $5.00 per share, with a three-year term and cashless exercise rights. These warrants vest in two equal tranches: 100,000 shares immediately and 100,000 shares on the first anniversary of the grant.

Director and Affiliate Warrant Exercises

In early February 2026, two significant warrant exercises were completed on a cashless basis at an exercise price of $0.397 per share. On February 4, 2026, director James Askew exercised warrants to purchase 2,269,583 shares of common stock on a cashless basis, resulting in the net issuance of 2,097,740 common shares after the forfeiture of 171,843 shares for the aggregate exercise price. Subsequently, on February 6, 2026, Investments AKA, LLC (controlled by Andre Agassi) exercised warrants to purchase 705,417 shares of common stock, resulting in the net issuance of 651,231 common shares after the forfeiture of 54,186 shares for the aggregate exercise price.

Share Issuance

On February 6, 2026, the Company issued an aggregate of 19,223 shares of common stock of the Company to an individual upon the conversion (effective December 31, 2024), of all principal and interest due under a $7,500 convertible promissory note dated September 30, 2024, held by the individual as of December 31, 2024, and pursuant to the conversion rights set forth in such convertible promissory note, including a conversion price of $0.40 per share.

Subscription Agreements

On March 13, 2026, the Company entered into two Subscription Agreements with two accredited investors (the “2026 Investors”), pursuant to which the 2026 Investors purchased an aggregate of 80,000 shares of restricted common stock from the Company, for $5.00 per share, or a total of $400,000. The Subscription Agreements included customary representations and warranties of the Investors and the Company.

One of the 2026 Investors was the Boreta Lifetime Trust, whose trustee is Ronald S. Boreta, the Company’s President, Chief Executive Officer and director. The Boreta Trust purchased 50,000 shares of restricted common stock for $5.00 per share or $250,000 in aggregate.

Employment Agreement

On March 25, 2026 and effective on March 1, 2026, we entered into an Executive Employment Agreement with our Chief Executive Officer and director, Mr. Ronald S. Boreta (the “Employment Agreement”).  The Employment Agreement provides for Mr. Boreta to continue to serve as Chief Executive Officer of the Company for a five-year term extending through February 28, 2031, provided that the agreement automatically renews for additional one-year terms thereafter in the event neither party provides the other at least 60 days prior notice of their intention not to renew the terms of the Employment Agreement.

The Employment Agreement provides for Mr. Boreta to receive an annual base salary of $270,000 (the “Base Salary”). The Employment Agreement also required the Company to (i) pay Mr. Boreta a sign-on bonus of equal to $250,000 in cash, payable at signing, which amount was not paid; and (ii) grant to Mr. Boreta 300,000 restricted stock units, settleable in shares of common stock, vesting 1/3 equally on each of December 31, 2026, December 31, 2027, and December 31, 2028 (the “Restricted Stock Units”). The Restricted Stock Units and the grant thereof are subject to approval by the Company’s Board of Directors (the “Board”), which the Board expects to approve promptly following the filing of a contemplated Form S-8 registration statement, subject to the terms and conditions of an equity compensation plan which was adopted by the Company and one or more award agreements.

Pursuant to the terms of the Employment Agreement, Mr. Boreta’s annual compensation package includes (1) the Base Salary (described above), which is subject to automatic 10% annual increases, and (2) a discretionary bonus payment to be determined in the sole discretion of the Board (or the Compensation Committee of the Board, if any) in the targeted amount of 50% of the Base Salary (the “Cash Bonus”). Mr. Boreta is also eligible for discretionary equity bonuses and/or cash awards, from time to time in the discretion of the Compensation Committee and/or Board of Directors.

2026 Equity Incentive Plan

On March 23, 2026, the Board of Directors adopted the Agassi Sports Entertainment Corp. 2026 Equity Incentive Plan, which became effective on the same date (the “2026 Plan”).

The 2026 Plan provides an opportunity for any employee, officer, director or consultant of the Company, subject to limitations provided by federal or state securities laws, to receive (i) nonqualified stock options; (ii) stock appreciation rights; (iii) restricted stock awards; (iv) restricted stock units; (v) shares in performance of services; (vi) other awards of equity or equity based compensation; or (vii) any combination of the foregoing. In making such determinations, the Board or Compensation Committee may take into account the nature of the services rendered by such person, his or her present and potential contribution to the Company’s success, and such other factors as the Board or Compensation Committee, in its discretion shall deem relevant.

Subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2026 Plan is 1,500,000.

Private Placement Subscription

On March 30, 2026, the Company entered into a Subscription Agreement with an accredited investor (the “Investor”), pursuant to which the Investor purchased an aggregate of 50,000 shares of restricted common stock from the Company, for $5.00 per share, or a total of $250,000. The Subscription Agreements included customary representations and warranties of the Investor and the Company. The Subscription Agreement also provided the Investor three year piggyback registration rights. Pursuant to a side letter entered into with the Investor at the time of the subscription, the Investor was also granted demand registration rights, in the event that the shares purchased by the Investor were not already registered under the Securities Act or available for sale under Rule 144 one year from the date of the sale, and we also granted the Investor first opportunity rights with respect to the sale of pickleball equipment at World Series of Pickleball events, the specific terms of which will be negotiated in good faith by the parties and a free basic sponsorship placement in the Company’s inaugural World Series of Pickleball event, which the Company expects to occur next year.